SCHEDULE OF MATURITIES OF LOAN PAYABLE (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Debt Disclosure [Abstract]
2026	$ 10,739	$ 21,971
2027	46,963	47,317
Thereafter	415,864	403,900
Total bank borrowings repayments	$ 473,566	$ 473,188